OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2013	2012

Refundable deposits with suppliers	$2,784,818	$1,585,138
Deposits for open project bids	129,151	120,838
VAT deductible	298,056	-
Other receivables	235,861	198,650
	$3,447,886	$1,904,626